Acount Payables and Accruals - Schedule of Account Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Account Payables [Abstract]
Accrued expenses	$ 394	$ 532
Employee benefits	523	1,241
Other	10	10
Acount payables and accruals total	$ 927	$ 1,783